Intangible assets (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Intangible assets and goodwill
Intangible assets	€ 1,111	€ 842
Software
Intangible assets and goodwill
Intangible assets	573	515
Licenses
Intangible assets and goodwill
Intangible assets	136	162
Prepayments made on intangible assets
Intangible assets and goodwill
Intangible assets	€ 402	€ 165